Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

8. Debt

Overview

Our debt obligations consisted of the following as of the periods presented:

	September 30, 2018	December 31, 2017
Term Debt, interest rate of 5.5% and 5.1% as of September 30, 2018 and December 31, 2017, respectively	$680.0	$657.3
Senior Notes, interest rate of 11.0% as of December 31, 2017	—	475.0
Revolving Credit Facility ($300.0 and $130.0 available capacity less amounts reserved for letters of credit, which were $2.7 and $2.9 as of September 30, 2018 and December 31, 2017, respectively)	—	—

Total debt	680.0	1,132.3
Less unamortized discount on Term Debt	1.7	0.9
Less unamortized debt issuance costs on Senior Notes and Term Debt	6.5	11.6
Less current portion of long-term debt	6.8	—

Long-term debt, less current portion	$665.0	$1,119.8

Senior Secured Credit Facility

Ceridian entered into a credit agreement dated as of November 14, 2014, pursuant to the terms of which Ceridian became borrower of (i) a $702.0 term loan debt facility (the “2014 Term Debt”) and (ii) a $130.0 revolving credit facility (the “2014 Revolving Credit Facility”) (the 2014 Term Debt and the 2014 Revolving Credit Facility are together referred to as the “2014 Senior Secured Credit Facility”). The 2014 Senior Secured Credit Facility was secured by all assets of Ceridian and was senior to Ceridian’s other debt. The 2014 Term Debt had a maturity date of September 2020, and the 2014 Revolving Credit Facility had a maturity date of September 2019. During the three months ended March 31, 2018, Ceridian made a final mandatory pre-payment of $0.3 towards the principal balance of the Term Debt from the proceeds received from the 2016 sale of our United Kingdom and Ireland business.

On April 30, 2018, Ceridian completed the refinancing of the remaining debt under the 2014 Senior Secured Credit Facility by entering into a new credit agreement. Pursuant to the terms of the new credit agreement, Ceridian became borrower of (i) a $680.0 term loan debt facility (the “2018 Term Debt”) and (ii) a $300.0 revolving credit facility (the “2018 Revolving Credit Facility”) (the 2018 Term Debt and the 2018 Revolving Credit Facility are together referred to as the “2018 Senior Secured Credit Facility”). The 2018 Senior Secured Credit Facility is secured by all assets of Ceridian. The 2018 Term Debt has a maturity date of April 30, 2025, and the 2018 Revolving Credit Facility has a maturity date of April 30, 2023. The 2018 Term Debt is currently subject to an interest rate of LIBOR plus 3.25%. In the event our corporate rating from Moody’s Investors Service, Inc. is B2 or better, the interest rate is reduced to LIBOR plus 3.00%, so long as the rating is maintained.

In connection with the refinancing of the 2014 Senior Secured Credit Facility, we capitalized $3.6 of financing costs and recognized a loss on debt extinguishment of $7.1 within interest expense, net on our condensed consolidated statement of operations during the nine months ended September 30, 2018.

Senior Notes

Using the net proceeds received from the IPO and concurrent private placement, we satisfied and discharged the indenture governing our Senior Notes on April 30, 2018, and the Senior Notes were redeemed on May 30, 2018. In connection with the redemption of the Senior Notes, we recognized a loss on debt extinguishment of $18.6 within interest expense, net on our condensed consolidated statement of operations during the nine months ended September 30, 2018.

Future Payments and Maturities of Debt

The future principal payments and maturities of our debt are as follows:

Years Ending December 31,	Amount
2018	$1.7
2019	6.8
2020	6.8
2021	6.8
2022	6.8
Thereafter	651.1

$680.0

Fair Value of Debt

Our debt does not trade in active markets. Based on the borrowing rates currently available to us for bank loans with similar terms and average maturities and the limited trades of our debt, the fair value of our debt was estimated to be $680.9 and $1,154.1 as of September 30, 2018 and December 31, 2017, respectively.

10. Debt

Overview

Set forth below is a description of certain debt facilities for which Ceridian was obligated during the periods covered by these consolidated financial statements. Generally, Ceridian’s debt obligations can be described as follows: (i) through the period which ended with the Separation Transaction on October 1, 2013, Ceridian (together with Comdata) was jointly and severally liable for the Parent’s various debt facilities; (ii) in connection with the Separation Transaction, each of Ceridian and Comdata assumed a portion of such Parent debt facilities; and (iii) thereafter, in connection with the merger of Comdata on November 14, 2014, Ceridian became the sole obligor of its own debt and was released from any liability relating to the Parent indebtedness and from any liability relating to the Comdata indebtedness.

•

The Parent entered into a Credit Agreement, originally dated November 9, 2007, as amended on multiple occasions, pursuant to which a revolving credit facility (“Parent Revolving Credit Facility”) and term debt (“Parent Term Debt”) (together referred to as the “Parent Senior Secured Credit Facility”) were made available. Such Parent Senior Secured Credit Facility was secured by all assets of the Parent and was senior to certain other debt of the Parent. During the third quarter of 2012, Parent (i) amended the terms of the original 2007 credit agreement to reduce the principal amount of the Parent Senior Secured Credit Facility and (ii) issued its Senior Secured Notes due 2019 (the “Parent Senior Secured Notes”) (together, the “Amend and Extend Transaction”). The Parent Senior Secured Credit Facility and the Parent Senior Secured Notes were both secured by the same collateral and shared the same priority among the Parent’s various debt obligations.

•

As part of the Separation Transaction on October 1, 2013, (i) Comdata assumed responsibility for the Parent Senior Secured Notes and (ii) Ceridian and Comdata each assumed repayment responsibility for a portion of the Parent Senior Secured Credit Facility. On August 6, 2014, the Parent Senior Secured Credit Facility was then refinanced and provided for three facilities:

1.	$673.0 Term Loan B-1 Facility: this tranche named Comdata and Parent as co-borrowers, with Ceridian and other entities as co-guarantors;

2.

$702.0 Term Loan B-2 Facility (the “Ceridian Term Loan B-2 Debt”): this tranche named Ceridian and Parent as co-borrowers, with Comdata and other entities as co-guarantors and provided that, upon satisfaction of certain credit conditions, Ceridian could become the sole borrower and the Parent, Comdata and the other Comdata affiliates would be released from their obligations; and

3.

$130.0 Revolving Credit Facility: this facility provided Parent and Ceridian a revolving credit facility and provided that, upon satisfaction of certain credit conditions, Ceridian could become sole borrower.

The credit conditions allowing for transition to a stand-alone Ceridian credit facility were measured, in part, upon EBITDA, with certain adjustments as set forth in the credit documents (“Credit Facility EBITDA”). Ceridian was required to meet (i) a secured debt to Credit Facility EBITDA ratio less than or equal to 4.0 to 1.0 and (ii) a total leverage to Credit Facility EBITDA ratio less than or equal to 6.25 to 1.0.

•

The Parent issued its Senior Notes due 2015 (the “Parent Senior Notes”) pursuant to an Indenture dated November 9, 2007 as amended on multiple occasions. During the first quarter of 2013, Parent issued its Senior Exchangeable Notes due 2021 (the “Parent Senior Exchangeable Notes”) which were senior unsecured obligations of the Parent, exchangeable at any time at the option of Parent for notes to be issued by Ceridian, although the Parent and Comdata remained obligated as guarantors. The proceeds from the issuance of the Parent Senior Exchangeable Notes were used to prepay a portion of the Parent Senior Notes. As part of the Separation Transaction on October 1, 2013, (i) Ceridian issued its Senior Notes due 2021 (the “Ceridian Senior Notes”) in exchange for the Parent Senior Exchangeable Notes, with the same credit support as was applicable to the Parent Senior Exchangeable Notes (including guarantees from the Parent and Comdata) and (ii) the portion of the Parent Senior Notes that then remained outstanding were assumed by Comdata. The Ceridian Senior Notes provided that, upon satisfaction of certain credit conditions, Ceridian could become the sole obligor and the Parent, Comdata and the other Comdata affiliates would be released from their obligations. These credit conditions were essentially the same as were applicable to the release described above relating to the Ceridian Term Loan B-2 Debt.

In connection with the merger of Comdata, the Parent’s payment systems business, on November 14, 2014, Ceridian met the credit conditions noted above, with the result that (i) Parent and Comdata were released of all guarantees and obligations relating to Ceridian’s debt and (ii) Parent and Ceridian were released of all guarantees and obligations related to the Parent’s indebtedness. The debt for which Ceridian became solely obligated on November 14, 2014, and for which it remains obligated through December 31, 2017, consists of the following:

1.

Ceridian entered into a new Credit Agreement dated as of November 14, 2014 pursuant to the terms of which Ceridian became sole borrower of (i) a term loan debt facility (the “Ceridian Term Debt”) to replace the debt previously known as the Ceridian Term Loan B-2 Debt and (ii) a revolving credit facility (the “Ceridian Revolving Credit Facility”) (the Ceridian Term Debt and the Ceridian Revolving Credit Facility are together referred to as the “Ceridian Senior Secured Credit Facility”), which Ceridian Senior Secured Credit Facility is secured by all assets of Ceridian and is senior to Ceridian’s other debt.

2.	Ceridian became sole obligor of the Ceridian Senior Notes.

Our debt obligations consist of the following:

	December 31,
	2017	2016
Ceridian Term Debt, interest rate of 5.1% and 4.5% as of December 31, 2017 and 2016, respectively	$657.3	$683.2
Ceridian Senior Notes, interest rate of 11.0% as of December 31, 2017 and 2016	475.0	475.0
Ceridian Revolving Credit Facility ($130.0 available capacity less amounts reserved for letters of credit, which were $8.4 and $7.7 as of December 31, 2017, and 2016, respectively)	—	—

Total debt	1,132.3	1,158.2
Less unamortized discount on Ceridian Term Debt	0.9	1.1
Less unamortized debt issuance costs on Ceridian Senior Notes and Ceridian Term Debt	11.6	15.0
Less current portion of long-term debt	—	2.3

Long-term debt, less current portion	$1,119.8	$1,139.8

Ceridian Senior Secured Credit Facility

Principal Amounts and Maturity Dates

On November 14, 2014, the Ceridian Senior Secured Credit Facility was put into place, consisting of the Ceridian Term Debt in the principal amount of $702.0 and the Ceridian Revolving Credit Facility providing up to $130.0. As of December 31, 2017, the Ceridian Term Debt has a maturity date of September 2020, and the Ceridian Revolving Credit Facility has a maturity date of September 2019. The Ceridian Term Debt requires quarterly principal payments of 0.25% of the original principal amount. Ceridian made mandatory pre-payments towards the principal balance of the Ceridian Term Debt with the proceeds received from the sale of the UK Business during the three months ended June 30, 2016, and September 30, 2017, of $10.0 and $25.9, respectively. These pre-payments were applied against the scheduled quarterly principal payments; and therefore, there are no further scheduled principal payments with respect to the Ceridian Term Debt.

Interest

The effective interest rate on the Ceridian Term Debt at December 31, 2017 and 2016, was 5.1% and 4.5%, respectively. The Ceridian Term Debt bears an interest rate of LIBOR plus 3.5%, subject to a 1.0% LIBOR floor.

Financing Costs and Issuance Discounts

The Ceridian Term Debt had associated unamortized deferred financing costs of $5.4 and $7.3 at December 31, 2017 and 2016, respectively, and are being amortized at the effective interest rate of 4.8%.

Collateral and Guarantees

The Ceridian Senior Secured Credit Facility names Ceridian as the sole borrower and is unconditionally guaranteed by Ceridian’s domestic, wholly-owned financially material restricted subsidiaries, subject to certain customary exceptions. The Ceridian Senior Secured Credit Facility is secured by a perfected first priority security interest, subject to certain exceptions (including customer trust funds), in substantially all of Ceridian’s and the subsidiary guarantors’ tangible and intangible assets. The security interest includes a pledge of the capital stock of certain of Ceridian’s direct and indirect material restricted subsidiaries.

Representations, Warranties and Covenants

The documents governing the Ceridian Senior Secured Credit Facility contain certain customary representations and warranties. In addition, those documents contain customary covenants restricting Ceridian’s ability and certain of its subsidiaries’ ability to, among other things: incur additional indebtedness, issue disqualified stock and preferred stock; create liens; declare dividends; redeem capital stock; make investments; engage in a materially different line of business; engage in certain mergers, consolidations, acquisitions, asset sales or other fundamental changes; engage in certain transactions with affiliates; enter into certain restrictive agreements; make prepayments on any subordinated indebtedness; modify junior financing documentation; and make changes to our fiscal year.

The Ceridian Senior Secured Credit Facility documents contain a requirement that Ceridian maintain a ratio of adjusted first lien debt to Credit Facility EBITDA below specified levels on a quarterly basis; however, such requirement is applicable only if more than 35% of the Ceridian Revolving Credit Facility is drawn. As of December 31, 2017, no portion of the Ceridian Revolving Credit Facility was drawn.

Events of Default

Events of default under the Senior Secured Credit Facility documents include, but are not limited to: failure to pay interest, principal and fees or other amounts when due; material breach of any representation or warranty; covenant defaults; cross defaults to other material indebtedness; events of bankruptcy, invalidity of security interests; a change of control, material judgments for payment of money; involuntary acceleration of any debt; and other customary events of default. There were no events of default as of December 31, 2017.

Ceridian Senior Notes

General Description

On October 1, 2013, Ceridian issued the Ceridian Senior Notes due 2021 in the principal amount of $475.0, in exchange for the Parent Senior Exchangeable Notes.

As described above, in connection with the merger of Comdata on November 14, 2014, Ceridian met the credit conditions to allow the Ceridian Senior Notes to transition to stand-alone obligations of Ceridian. The Ceridian Senior Notes are unsecured.

The Ceridian Senior Notes may be redeemed, in whole or in part, at redemption prices decreasing from 108.25% of the principal amount thereof to par on March 15, 2019 (and thereafter), plus accrued and unpaid interest.

Interest

The interest rate on the Ceridian Senior Notes was fixed at 11.0% as of December 31, 2017 and 2016.

Financing Costs and Issuance Discounts

As a result of the issuance of the Parent Senior Exchangeable Notes in the first half of 2013 which partially redeemed the Parent Senior Notes, Ceridian recorded a one-time charge to interest expense which represented the call premium, related unamortized discount and deferred financing fees of the partially redeemed Parent Senior Notes. The Parent Senior Exchangeable Notes had unamortized deferred financing costs of $6.2 and $7.7 at December 31, 2017 and 2016, respectively. Deferred financing costs are being amortized at the effective interest rate of 11.45% and will be amortized over the term of the Ceridian Senior Notes since the transaction was deemed to be an exchange of debt.

Other Information Relating to Indebtedness

Future Payments and Maturities of Debt

The future principal payments and maturities of our indebtedness are as follows:

Years Ending December 31,	Amount
2018	$—
2019	—
2020	657.3
2021	475.0
2022	—
Thereafter	—

$1,132.3

Ceridian may be required to make additional payments on the Ceridian Term Debt from various sources, including proceeds of certain indebtedness which may be incurred from time to time, certain asset sales and a certain percentage of cash flow. No mandatory redemption of the Ceridian Senior Notes is required prior to maturity, except in the event of a change in control. There is an excess cash flow calculation associated with the Ceridian Term Debt, and based on this calculation, we are not required to make a prepayment on the Ceridian Term Debt in the first quarter of 2018.

Fair Value of Debt

Our debt does not trade in active markets. Based on the borrowing rates currently available to us for bank loans with similar terms and average maturities and the limited trades of our debt, the fair value of our indebtedness was estimated to be $1,154.1 and $1,166.9 as of December 31, 2017 and 2016, respectively.

Priority of Debt

In the event of liquidation, the Ceridian Senior Secured Credit Facility has priority over the Ceridian Senior Notes with respect to the proceeds of collateral.

Other Debt Financing

Ceridian Canada had available at December 31, 2017 and 2016, a committed bank credit facility that provided up to CDN $7.0 and $7.0, respectively, for issuance of letters of credit, and it is a discretionary line at the option of the bank. The amounts of letters of credit outstanding under this facility were CDN $7.0 (USD $5.6) and CDN $7.0 (USD $5.2) at December 31, 2017 and 2016, respectively.